Dividends on ordinary shares (Details) - GBP (£) £ in Millions		6 Months Ended
	Aug. 02, 2021	Jun. 30, 2021	Dec. 30, 2020	Jun. 30, 2020
Disclosure of reserves within equity [line items]
Ordinary shares		£ 694		£ 263
Preference shares		13	£ 14	28
Total		£ 707		£ 291
Ordinary shares
Disclosure of reserves within equity [line items]
Dividends proposed or declared before financial statements authorised for issue but not recognised as distribution to owners	£ 100